Contingencies Commitments and Warranties - Additional Information (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PEN (S/)
Disclosure of commitments and contingencies [line items]
Payment of debt			S/ 31,286		S/ 650
Letters of guarantee amount	S/ 1,593,500	$ 471.6	3,114,200	$ 959.7
Guaranteeing operations amount	46,900	$ 13.9	656,100	$ 202.2
Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	920
Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	14,960
Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	17,250
Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	13,590
GyM S A [member]
Disclosure of commitments and contingencies [line items]
Determination and fine resolutions amount					19,100
GyM S A [member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	860
GyM S A [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	14,930
GyM Ferrovias SA. [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	2,130
GyM Ferrovias SA. [member] | Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	1,080
Morelco [member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	60
Morelco [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	220
GMP S.A. [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	690
GMP S.A. [member] | Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	2,850
Las Lomas - Inmobiliaria [member] | Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	20
Consorcio Constructor Ductos del Sur [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	9,880
Grana Y Montero S.A.A. [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	1,250
Viva GyM SA [member] | Tax contingent liability [member] | Top of range [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities			1,500
Viva GyM SA [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	850
GMP, Terminales del Per, Toromocho Consortium and Canchaque Concession). [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	850
Vial y Vives - DSD [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	330
Consorcio Terminales [member] | Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	9,640
Consorcio Huacho Pativilca [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	500
Servisel [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	580
Peru (member) | Tax contingent liability [member] | Top of range [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities					S/ 6,900
SUNAT [member]
Disclosure of commitments and contingencies [line items]
Payment of debt			14,100
Contingency provision			5,000
SUNAT [member] | Tax contingent liability [member] | Top of range [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	S/ 2,600		S/ 3,000